Shareholder Fees (Vanguard Tax-Managed Small-Cap Fund Retail)	Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20